Cover	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-54142
Entity Registrant Name	CREDEX CORPORATION
Entity Central Index Key	0001432939
Entity Tax Identification Number	16-1731286
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1881 General George Patton Drive
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(844)
Local Phone Number	305-3054
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false